Consolidated statements of changes in equity - EUR (€) € in Millions		Total		Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share- based payments	Other comprehensive income	Attributable to equity holders of Sanofi		Attributable to non- controlling interests
Beginning balance at Dec. 31, 2017	[1]	€ 58,239		€ 2,508	€ 58	€ (14)	€ 52,804	€ 3,298	€ (584)	€ 58,070		€ 169
Other comprehensive income for the period		959					(305)		1,268	963		(4)
Net income for the period		4,410					4,306			4,306		104
Comprehensive income		5,369					4,001		1,268	5,269		100
Dividend paid out of earnings		(3,773)					(3,773)			(3,773)
Payment of dividends to non-controlling interests		(97)										(97)
Share repurchase program	[2]	(1,100)				(1,100)				(1,100)
Reduction in share capital	[2]	0		(24)	(213)	880	(643)
Exercise of stock options	[2]	59		2	57					59
Share-based payment plans:
Exercise of stock options	[2]	59		2	57					59
Issuance of restricted shares and vesting of existing restricted shares	[2],[3]	0		4	(4)	80	(80)
Employee share ownership plan	[2]	120		5	115					120
Proceeds from sale of treasury shares on exercise of stock options		1				1				1
Value of services obtained from employees		284						284		284
Tax effects of the exercise of stock options		14						14		14
Other changes arising from issuance of restricted shares	[4]	13					13			13
Change in non-controlling interests without loss of control		(65)					(68)			(68)		3
Change in non-controlling interests arising from divestment		(16)										(16)
Ending balance (Increase (decrease) due to changes in accounting policy) at Dec. 31, 2018		(13)					839		(852)	(13)
Ending balance at Dec. 31, 2018		59,035		2,495	13	(153)	53,093	3,596	(168)	58,876		159
Other comprehensive income for the period		650					(162)		813	651		(1)
Net income for the period		2,837					2,806			2,806		31
Comprehensive income		3,487					2,644		813	3,457		30
Dividend paid out of earnings		(3,834)					(3,834)			(3,834)
Payment of dividends to non-controlling interests		(14)										(14)
Share repurchase program	[2]	(12)				(12)				(12)
Exercise of stock options	[2]	147		6	141					147
Share-based payment plans:
Exercise of stock options	[2]	147		6	141					147
Issuance of restricted shares and vesting of existing restricted shares	[2],[3]	0		7	(7)	153	(153)
Proceeds from sale of treasury shares on exercise of stock options		3				3				3
Value of services obtained from employees		252						252		252
Tax effects of the exercise of stock options		15						15		15
Other changes arising from issuance of restricted shares	[4]	30					30			30
Change in non-controlling interests without loss of control		(8)					(7)			(7)		(1)
Other	[5]	7					7			7
Ending balance at Dec. 31, 2019		59,108		2,508	147	(9)	51,780	3,863	645	58,934		174
Other comprehensive income for the period		(4,010)					13		(4,003)	(3,990)		(20)
Net income for the period		12,350					12,314			12,314		36
Comprehensive income		8,340					12,327		(4,003)	8,324		16
Dividend paid out of earnings		(3,937)					(3,937)			(3,937)
Payment of dividends to non-controlling interests		(44)										(44)
Share repurchase program	[2]	(822)				(822)				(822)
Exercise of stock options	[2]	51		2	49					51
Share-based payment plans:
Exercise of stock options	[2]	51		2	49					51
Issuance of restricted shares and vesting of existing restricted shares	[2],[3]	0		3	(3)	126	(126)
Employee share ownership plan		174		5	169					174
Value of services obtained from employees		274						274		274
Tax effects of the exercise of stock options		1						1		1
Other changes arising from issuance of restricted shares		2	[4]				2			2	[4]
Ending balance at Dec. 31, 2020		€ 63,147		€ 2,518	€ 362	€ (705)	€ 60,046	€ 4,138	€ (3,358)	€ 63,001		€ 146

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition.
[2]	See Notes D.15.1., D.15.3., D.15.4. and D.15.5.
[3]	This line includes the use of existing shares to fulfill vested rights under restricted share plans.
[4]	Issuance of restricted shares to former employees of the Animal Health business and the European Generics business subsequent to the date of divestment.
[5]	This line includes the impact of the settlement of a put option granted to non-controlling interests in connection with a divestment.